Consolidated Statements of Changes in Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Dec. 31, 2010		10,273,616		8,350,872		11,881		6,412,995				59,183		1,866,813		1,922,744
Balance (in shares) at Dec. 31, 2010						156,205,313
Increase (Decrease) in Shareholders' Equity
Net loss		(3,265,777)		(3,208,911)										(3,208,911)		(56,866)
Foreign currency exchange translation adjustment, net of nil tax		70,166		79,247								79,247				(9,081)
Cash flow hedging derivatives, net of nil tax		556		569								569				(13)
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						525,764
Issuance of ordinary shares upon exercise of stock options		601		601		2		599
Issuance of ordinary shares upon exercise of stock options (in shares)						25,250
Share-based compensation		73,858		62,657				62,657								11,201
Issuance of ordinary shares upon exercise of ADM warrants						93		(93)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,444,060
Share repurchase		(123,838)		(123,838)						(123,838)
Acquisition of a subsidiary		33,050														33,050
Profit distribution by a subsidiary		(8,571)														(8,571)
Balance at Dec. 31, 2011		7,053,661		5,161,197		12,011		6,476,123		(123,838)		138,999		(1,342,098)		1,892,464
Balance (in shares) at Dec. 31, 2011						158,200,387
Increase (Decrease) in Shareholders' Equity
Net loss		(3,191,887)		(3,064,412)										(3,064,412)		(127,475)
Foreign currency exchange translation adjustment, net of nil tax		115,598		96,872								96,872				18,726
Cash flow hedging derivatives, net of nil tax		1,513		1,513								1,513
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						523,316
Share-based compensation		35,503		28,832				28,832								6,671
Conversion of senior secured convertible notes		130,127		130,127		195		129,932
Conversion of senior secured convertible notes (in shares)						3,588,025
Transactions with noncontrolling interest holders		105,000		19,230				19,230								85,770
Share repurchase		(3,493)		(3,493)						(3,493)
Profit distribution by a subsidiary		(29,251)														(29,251)
Balance at Dec. 31, 2012		4,216,771		2,369,866		12,241		6,654,082		(127,331)		237,384		(4,406,510)		1,846,905
Balance (in shares) at Dec. 31, 2012		162,311,728				162,311,728
Increase (Decrease) in Shareholders' Equity
Net loss	(339,444)	(2,054,898)		(1,944,425)										(1,944,425)		(110,473)
Foreign currency exchange translation adjustment, net of nil tax	8,109	49,089		53,575								53,575				(4,486)
Cash flow hedging derivatives, net of nil tax	(177)	(1,070)		(1,070)								(1,070)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						178,750
Issuance of ordinary shares upon exercise of stock options		4,005		4,005		11		3,994
Share-based compensation		15,885		14,203				14,203								1,682
Transactions with noncontrolling interest holders		(93,829)		11,866				11,866								(105,695)
Profit distribution by a subsidiary		(8,888)														(8,888)
Balance at Dec. 31, 2013	$ 351,366	2,127,065	$ 83,919	508,020	$ 2,024	12,252	$ 1,104,143	6,684,145	$ (21,034)	(127,331)	$ 47,886	289,889	$ (1,049,100)	(6,350,935)	$ 267,447	1,619,045
Balance (in shares) at Dec. 31, 2013	162,490,478				162,490,478